Market risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Loan Receivables	¥ 754,393	¥ 762,992
Market risk [member]
Statement [Line Items]
Loan Receivables	555,133	662,183
Loan Payable	¥ 161,569	¥ 171,569